Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of residual value rate and useful life of property and equipment
Classification	Estimated Useful Life
Electronic equipment	3 years
Office furniture and equipment	5 years